Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Composition of Property, Plant and Equipment	The composition of property, plant and equipment is as follows:
	December 31,
	2023	2022
Cost:
Laboratory equipment	$2,142	$1,588
Computers and Cars	280	289
Office, furniture and equipment	41	43
Leasehold improvements	3,723	3,915
Manufacturing plant in process	7,447	7,831
	13,633	13,666
Less - accumulated depreciation	(2,808)	(2,421)
Property and equipment, net	$10,825	$11,245